Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Member]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
22.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the Group is required to disclose the financial statements for the parent Company.

CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2022	2023
ASSETS
Cash	$-	$2,025
Prepaid expenses and other current assets, net	-	7,342
Investment in subsidiaries	-	6,716
Total assets	-	16,083

LIABILITIES AND SHAREHOLDERS’(DEFICIT)/EQUITY
Accrued expenses and other current liabilities	-	5
Deficit in investment in subsidiaries	5,284	-
Total liabilities	5,284	5

Shareholders’(deficit)/equity
Class A Ordinary shares* (par value of US$0.0001 per share; 400,000,000 Class A Ordinary shares authorized as of December 31, 2022 and 2023, respectively; 31,971,435 and 40,076,493 Class A Ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)	3	4
Class B Ordinary shares* (par value of US$0.0001 per share; 100,000,000 Class B Ordinary shares authorized as of December 31, 2022 and 2023, respectively; 49,628,565 and 49,628,565 Class B Ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)	5	5
Additional paid in capital	95,764	144,160
Accumulated deficit	(101,056)	(128,091)
Total shareholders’(deficit)/equity	(5,284)	16,078
TOTAL LIABILITIES AND (DEFICIT)/EQUITY	$-	$16,083

CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2021	2022	2023
Operating loss:
Selling expenses	$-	$-	$(1)
General and administrative expenses	-	-	(10,723)
Research and development expenses	-	-	(500)
Share of loss of subsidiaries	(23,721)	(6,669)	(14,581)
Total operating costs and expenses	(23,721)	(6,669)	(25,805)

Financial expenses, net	-	-	(478)
Change of fair value of warrant liabilities	-	-	(629)
Total other loss, net	-	-	(1,107)

Loss before income tax expense	(23,721)	(6,669)	(26,912)
Income tax expense	-	-	-
Net loss	$(23,721)	$(6,669)	$(26,912)

CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOW

	For the years ended December 31,
	2021	2022	2023
Cash flows used in operating activities	$-	$-	$(1,177)
Cash flows used in investing activities	-	-	(6,000)
Cash flows provided by financing activities	-	-	9,202
Net increase in cash	-	-	2,025
Cash at beginning of year	-	-	-
Cash at end of year	$-	$-	$2,025